DOMESTIC EQUITY

INVERSE OTC STRATEGY
(FORMERLY, INVERSE OTC)

INVERSE RUSSELL 2000® STRATEGY
(FORMERLY, INVERSE RUSSELL 2000®)

INVERSE S&P 500 STRATEGY
(FORMERLY INVERSE S&P 500)

MULTI-CAP CORE EQUITY

NOVA

OTC

RUSSELL 2000® 1.5X STRATEGY
(FORMERLY, RUSSELL 2000® ADVANTAGE)

SECTOR ROTATION

FIXED INCOME

GOVERNMENT LONG BOND 1.2X STRATEGY
(FORMERLY, GOVERNMENT LONG BOND ADVANTAGE)

INVERSE GOVERNMENT LONG BOND STRATEGY
(FORMERLY, INVERSE GOVERNMENT LONG BOND)

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2007, AS AMENDED AUGUST 1, 2007

ALTERNATIVE INVESTMENTS

ABSOLUTE RETURN STRATEGIES

COMMODITIES STRATEGY
(FORMERLY, COMMODITIES)

HEDGED EQUITY

ASSET ALLOCATION

ESSENTIAL PORTFOLIO CONSERVATIVE

ESSENTIAL PORTFOLIO MODERATE

ESSENTIAL PORTFOLIO AGGRESSIVE

MONEY MARKET

U.S. GOVERNMENT MONEY MARKET

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

FIXED INCOME FUNDS

ALTERNATIVE INVESTMENTS FUNDS

ASSET ALLOCATION FUNDS

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

DOMESTIC EQUITY FUNDS – Inverse OTC Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Multi-Cap Core Equity Fund, Nova Fund, OTC Fund, Russell 2000® 1.5x Strategy Fund and Sector Rotation Fund

FIXED INCOME FUNDS – Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund

ALTERNATIVE INVESTMENTS FUNDS – Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund

ASSET ALLOCATION FUNDS – Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund and Essential Portfolio Aggressive Fund

MONEY MARKET FUND – U.S. Government Money Market Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

TABLE OF CONTENTS

DOMESTIC EQUITY FUNDS

5	COMMON RISK/RETURN INFORMATION

6	INVERSE OTC STRATEGY FUND

8	INVERSE RUSSELL 2000® STRATEGY FUND

10	INVERSE S&P 500 STRATEGY FUND

12	MULTI-CAP CORE EQUITY FUND

14	NOVA FUND

16	OTC FUND

18	RUSSELL 2000® 1.5x STRATEGY FUND

20	SECTOR ROTATION FUND

FIXED INCOME FUNDS

22	COMMON RISK/RETURN INFORMATION

23	GOVERNMENT LONG BOND 1.2x STRATEGY FUND

25	INVERSE GOVERNMENT LONG BOND STRATEGY FUND

ALTERNATIVE INVESTMENTS FUNDS

27	COMMON RISK/RETURN INFORMATION

28	ABSOLUTE RETURN STRATEGIES FUND

31	COMMODITIES STRATEGY FUND

33	HEDGED EQUITY FUND

ASSET ALLOCATION FUNDS

36	COMMON RISK/RETURN INFORMATION

39	ESSENTIAL PORTFOLIO CONSERVATIVE FUND

41	ESSENTIAL PORTFOLIO MODERATE FUND

43	ESSENTIAL PORTFOLIO AGGRESSIVE FUND

MONEY MARKET FUND

45	U.S. GOVERNMENT MONEY MARKET FUND

47	MORE INFORMATION ABOUT THE FUNDS: INVESTMENTS AND RISKS

55	PURCHASING AND REDEEMING SHARES

56	DIVIDENDS, DISTRIBUTIONS, AND TAXES

56	MANAGEMENT OF THE FUNDS

59	FINANCIAL HIGHLIGHTS

64	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

PROSPECTUS

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RYDEX DOMESTIC EQUITY FUNDS

INVERSE OTC STRATEGY FUND	MULTI-CAP CORE EQUITY FUND	RUSSELL 2000® 1.5x STRATEGY FUND
INVERSE RUSSELL 2000® STRATEGY FUND	NOVA FUND	SECTOR ROTATION FUND
INVERSE S&P 500 STRATEGY FUND	OTC FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Domestic Equity Fund (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund) seeks to provide investment results that either match or correlate to the performance of a specific benchmark. The Multi-Cap Core Equity Fund and Sector Rotation Fund seek long-term capital appreciation. The investment objective of each Domestic Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

DEPOSITARY RECEIPT RISK — The Funds may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds' inability to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRADING HALT RISK – If a trading halt occurs, the Funds may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their respective investment objectives.

PROSPECTUS

INVERSE OTC STRATEGY FUND (formerly, INVERSE OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse OTC Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse OTC Strategy Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse OTC Strategy Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse OTC Strategy Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices, and also may enter into swap agreements. On a day-to-day basis, the Inverse OTC Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Inverse OTC Strategy Fund also may enter into swap agreements.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse OTC Strategy Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

TECHNOLOGY COMPANY CONCENTRATION RISK – The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

TRACKING ERROR RISK – The Fund's Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index® to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index® goes up.

INVERSE OTC STRATEGY FUND (formerly, INVERSE OTC FUND)

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse OTC Strategy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 32.20%
(quarter ended June 30, 2002) and the
lowest return for a quarter was -18.97%
(quarter ended December 31, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2006)1

	INVERSE OTC STRATEGY FUND	NASDAQ 100 INDEX® [2]
PAST ONE YEAR	-1.40%	7.29%
PAST FIVE YEARS	-5.89%	2.49%
SINCE INCEPTION (05/21/2001)	-2.44%	2.47%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse OTC Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$172	$534	$919	$2,000

PROSPECTUS

INVERSE RUSSELL 2000® STRATEGY FUND (formerly, INVERSE RUSSELL 2000® FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Russell 2000® Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000® Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Russell 2000® Strategy Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospectus. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

TRACKING ERROR RISK – The Fund's Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

INVESTOR PROFILE

Investors who expect the Russell 2000® Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000® Index goes up.

INVERSE RUSSELL 2000® STRATEGY FUND (formerly, INVERSE RUSSELL 2000® FUND)

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Russell 2000® Strategy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 6.19%
(quarter ended June 30, 2006) and the
lowest return for a quarter was -11.33%
(quarter ended March 31, 2006).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2006)1

	INVERSE RUSSELL 2000® STRATEGY FUND	RUSSELL 2000® INDEX [2]
PAST ONE YEAR	-11.95%	18.37%
SINCE INCEPTION (05/03/2004)	-11.10%	14.60%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Russell 2000® Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$172	$534	$919	$2,000

PROSPECTUS

INVERSE S&P 500 STRATEGY FUND (formerly, INVERSE S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500 Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse S&P 500 Strategy Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse S&P 500 Strategy Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Inverse S&P 500 Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse S&P 500 Strategy Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index. This is a non-fundamental policy that can be changed by the Inverse S&P 500 Strategy Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse S&P 500 Strategy Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

TRACKING ERROR RISK – The Fund's Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

INVESTOR PROFILE

Investors who expect the S&P 500 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500 Index goes up.

INVERSE S&P 500 STRATEGY FUND (formerly, INVERSE S&P 500 FUND)

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse S&P 500 Strategy Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.71%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -16.89%
(quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2006)1

	INVERSE S&P 500 STRATEGY FUND	S&P 500 INDEX [2]
PAST ONE YEAR	-7.50%	15.79%
PAST FIVE YEARS	-5.21%	6.19%
SINCE INCEPTION (06/09/97)[3]	-5.47%	7.01%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.
3 The Fund commenced continuous operations on June 9, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21, 1997, – 3.70%; and May 24, 1997 to June 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse S&P 500 Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

PROSPECTUS

MULTI-CAP CORE EQUITY FUND

FUND INFORMATION

FUND OBJECTIVE

The Multi-Cap Core Equity Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000® Index. The Fund pursues its investment objective by investing in securities within the small, medium and large market capitalization segments that demonstrate value and potential for growth.

The Advisor uses a quantitative investment strategy based on a set of factors that it believes are indicative of future value and growth, such as relative price-to-book ratios and free-cash flow growth measures, to select the Fund's investments within each of the capitalization segments. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indices, such as futures contracts, options and swap transactions.

Under normal circumstances, the Fund will invest substantially all (at least 80%) of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Multi-Cap Core Equity Fund is subject to a number of other risks that may affect the value of its shares, including:

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of multi-cap value and growth-oriented investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when multi-cap value and growth-oriented investing is out of favor.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

INVESTOR PROFILE

Investors who want broad exposure to the market, focusing on stocks that exhibit potential for growth but are still attractive in terms of valuation. These investors are looking for returns similar to or exceeding that of the Russell 3000® Index, however, must also be willing to bear the risk of losses if market conditions decline.

MULTI-CAP CORE EQUITY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Multi-Cap Core Equity Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 7.66%
(quarter ended December 31, 2006) and the
lowest return for a quarter was -3.50%
(quarter ended June 30, 2006).

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2006)1

	MULTI-CAP CORE EQUITY FUND	RUSSELL 3000® INDEX[2]
PAST ONE YEAR	14.36%	15.71%
SINCE INCEPTION (11/29/05)	13.30%	13.96%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Russell 3000® Index is an unmanaged, widely-recognized index composed of the 3,000 largest U.S. companies ranked by total market capitalization. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES*	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.93%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.43%

* The Management Fee paid to the Advisor for providing services to the Fund consists of a basic annual fee rate of 0.70% of the Fund's average daily net assets and a performance adjustment, resulting in a minimum fee of 0.50% and a maximum fee of 0.90%. Because the performance adjustment is applied relative to the performance of the Russell 3000® Index, the Advisor could receive a positive performance adjustment even during periods where the Fund's performance is negative. See "Management of the Funds" for additional information.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Multi-Cap Core Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$150	$466	$805	$1,761

PROSPECTUS

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK – The Fund's Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

INVESTOR PROFILE

Investors who expect the S&P 500 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

NOVA FUND

PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.57%
(quarter ended December 31, 1998) and the
lowest return for a quarter was -26.76
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2006)1

	NOVA FUND	S&P 500 INDEX[2]
PAST ONE YEAR	19.27%	15.79%
PAST FIVE YEARS	4.92%	6.19%
SINCE INCEPTION (05/07/97)	4.41%	7.59%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.48%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$155	$482	$832	$1,819

PROSPECTUS

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TECHNOLOGY COMPANY CONCENTRATION RISK – The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

TRACKING ERROR RISK – The Fund's Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index® goes down.

OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 53.10%
(quarter ended December 31, 1999) and the
lowest return for a quarter was -37.14%
(quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2006)1

	OTC FUND	NASDAQ 100 INDEX® [2]
PAST ONE YEAR	5.77%	7.29%
PAST FIVE YEARS	0.78%	2.49%
SINCE INCEPTION (05/07/97)	5.27%	7.26%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). Returns reflect no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.49%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$156	$486	$838	$1,830

PROSPECTUS

RUSSELL 2000® 1.5X STRATEGY FUND (formerly, RUSSELL 2000® ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Russell 2000® 1.5x Strategy Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to those of its underlying index. This is a non-fundamental policy that can be changed by the Russell 2000® 1.5x Strategy Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Russell 2000® 1.5x Strategy Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK – The Fund's Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, while the Fund seeks to track its benchmark over time, it is subject to the effects of mathematical compounding, which may prevent the Fund from correlating with the performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect, and may be more significant for the Fund compared to other Domestic Equity Funds due to the Fund's consistent application of leverage to increase exposure to its benchmark.

INVESTOR PROFILE

Investors who expect the Russell 2000® Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

RUSSELL 2000® 1.5X STRATEGY FUND (formerly, RUSSELL 2000® ADVANTAGE FUND)

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Russell 2000® 1.5x Strategy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 34.94%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -30.50%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2006)1

	RUSSELL 2000® 1.5X STRATEGY FUND	RUSSELL 2000® INDEX[2]
PAST ONE YEAR	20.85%	18.37%
PAST FIVE YEARS	10.77%	11.39%
SINCE INCEPTION (10/01/2001)	15.70%	15.33%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses, or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Russell 2000® 1.5x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$172	$534	$919	$2,000

PROSPECTUS

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, such as U.S. traded common stocks and American Depository Receipts ("ADRs"), but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Sector Rotation Fund is subject to a number of other risks that may affect the value of its shares, including:

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SMALL AND MID-CAPITALIZATION ISSUER RISK – Small and medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

INVESTOR PROFILE

Investors who seek to gain exposure to market sectors and industries that display superior performance. These investors must also be willing to bear the risk of losses in the event of a broad market decline.

SECTOR ROTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.70%
(quarter ended 6/30/2003) and the
lowest return for a quarter was -6.08%
(quarter ended 6/30/2006).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2006)1

	SECTOR ROTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	11.47%	15.79%
SINCE INCEPTION (05/01/2002)	7.69%	7.81%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$172	$534	$919	$2,000

PROSPECTUS

RYDEX FIXED INCOME FUNDS

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Fixed Income Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objective of each Fixed Income Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Funds' assets come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact the Funds' ability to achieve their investment objectives.

COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from counterparties to agreements such as credit default swap agreements. If a counterparty defaults on its interest or principal payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds' inability to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK – Due to market conditions, the value of the Funds' investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TRADING HALT RISK – If a trading halt occurs, the Funds may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Government Long Bond 1.2x Strategy Fund's ability to use leverage and may prevent each of the Funds from achieving their respective investment objectives.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND (formerly, GOVERNMENT LONG BOND ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

Under normal circumstances, the Government Long Bond 1.2x Strategy Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Government Long Bond 1.2x Strategy Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Government Long Bond 1.2x Strategy Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK – The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect and may be more significant for the Fund compared to other Rydex Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PROSPECTUS

GOVERNMENT LONG BOND 1.2x STRATEGY FUND (formerly, GOVERNMENT LONG BOND ADVANTAGE FUND)

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Government Long Bond 1.2x Strategy Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.53%
(quarter ended September 30, 2002). and the
lowest return for a quarter was -9.57%
(quarter ended March 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2006)1

	GOVERNMENT LONG BOND 1.2X STRATEGY FUND	LEHMAN BROTHERS LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	-3.14%	1.85%
PAST FIVE YEARS	5.92%	6.94%
SINCE INCEPTION (08/18/97)[3]	5.01%	7.52%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Brothers Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

3 The Fund commenced continuous operations on August 18, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation, including returns for each discrete period, were as follows: May 29, 1997 to June 5, 1997, 1.50%; June 24,1997 to July 14, 1997, 2.20%; July 29,1997 to August 12,1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.70%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.20%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Government Long Bond 1.2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$126	$392	$679	$1,495

INVERSE GOVERNMENT LONG BOND STRATEGY FUND (formerly, INVERSE GOVERNMENT LONG BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

Under normal circumstances, the Inverse Government Long Bond Strategy Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Inverse Government Long Bond Strategy Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Inverse Government Long Bond Strategy Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK – The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Fund's short sales of fixed income securities.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PROSPECTUS

INVERSE GOVERNMENT LONG BOND STRATEGY FUND (formerly, INVERSE GOVERNMENT LONG BOND FUND)

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Government Long Bond Strategy Fund for one year and as an average over different periods of time. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter 7.93%
(quarter ended March 31, 2006) and the
lowest return for a quarter was 8.58%
(quarter ended June 30, 2005)

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2006)1

	INVERSE GOVERNMENT LONG BOND STRATEGY FUND	LEHMAN BROTHERS LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	8.11%	1.85%
SINCE INCEPTION (05/01/2003)	-2.58%	4.35%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Brothers Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	.90%
DISTRIBUTION (12b-1) FEES	NONE
TOTAL OTHER EXPENSES	4.22%
OTHER EXPENSES	0.73%
SHORT INTEREST EXPENSE	3.49%
TOTAL ANNUAL FUND OPERATING EXPENSES	5.12%

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset — in its entirety or in part — by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for Fund shares would have equaled 1.63%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Government Long Bond Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$538	$1,607	$2,668	$5,286

RYDEX ALTERNATIVE INVESTMENTS FUNDS

ABSOLUTE RETURN STRATEGIES FUND	HEDGED EQUITY FUND

COMMODITIES STRATEGY FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Alternative Investments Fund has its own unique investment objective. The investment objective of each Alternative Investments Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds' inability to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK – Due to market conditions, the value of the Funds' investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TRADING HALT RISK – If a trading halt occurs, the Funds may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their respective investment objectives.

PROSPECTUS

ABSOLUTE RETURN STRATEGIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY MARKET NEUTRAL – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

FIXED INCOME ARBITRAGE – Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities; leveraging long and short positions in securities that are related either mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income and duration neutral default spreads.

MERGER ARBITRAGE – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

LONG/SHORT CURRENCIES – Pursuant to a long/short currencies investment strategy, portfolio managers seek to profit from buying long or selling short currencies and/or currency-related instruments. The Advisor seeks to execute this investment strategy by creating a portfolio consisting of a basket of foreign currencies.

COMMODITIES – Pursuant to a commodities investment strategy, portfolio managers seek performance with historically low correlation to traditional stocks and bonds through investments in precious metals, livestock, grains and other basic goods or materials. The Advisor seeks to execute this investment strategy by creating a portfolio consisting of instruments with commodity market exposure.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification. The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options, swap agreements, high yield securities, and corporate debt. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Investments Fund, the Absolute Return Strategies Fund is subject to a number of other risks that may affect the value of its shares, including:

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

FIXED INCOME RISK – The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN CURRENCY RISK – The Fund's exposure to foreign currencies subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currency may reduce the returns of the Fund.

HIGH YIELD RISK – The Fund's investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

PROSPECTUS

ABSOLUTE RETURN STRATEGIES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Absolute Return Strategies Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 2.77%
(quarter ended December 31, 2006) and the
lowest return for a quarter was 0.50%
(quarter ended June 30, 2006).

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2006)1

	ABSOLUTE RETURN STRATEGIES FUND	DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX[2]
PAST ONE YEAR	6.64%	9.94%
SINCE INCEPTION (11/29/05)	6.87%	9.81%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Dow Jones Hedge Fund Balanced Portfolio Index is an unmanaged index that reflects the performance of a portfolio that is allocated approximately equally among six strategies on an asset management platform that seeks to track the Dow Jones Hedge Fund Strategy Benchmarks. The six strategies included are: Convertible Arbitrage, Distressed Securities, Event Driven, Equity Long/Short, Equity Market Neutral and Merger Arbitrage. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	1.15%
DISTRIBUTION (12b-1) FEES	NONE
TOTAL OTHER EXPENSES	0.55%
OTHER EXPENSES*	0.01%
SHORT DIVIDEND EXPENSES	0.54%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

* The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security — thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.16%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Absolute Return Strategies Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$180	$556	$957	$2,078

COMMODITIES STRATEGY FUND (FORMERLY, COMMODITIES FUND)

FUND INFORMATION

FUND OBJECTIVE

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCITM Commodities Index (formerly, the GSCI® Total Return Index).

PRINCIPAL INVESTMENT STRATEGY

The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the S&P GSCITM Commodities Index by investing in commodity-linked structured notes, exchange-traded funds ("ETFs") that provide exposure to the commodities markets, and in commodity-linked derivative instruments, including swap agreements, commodity options, and futures and options on futures, and equity securities. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund will also hold U.S. Government securities or cash equivalents to collateralize any futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Investments Fund, the Commodities Strategy Fund is subject to a number of other risks that may affect the value of its shares, including:

COMMODITY RISK – The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

COUNTERPARTY CREDIT RISK – Commodity-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund will invest in commodity-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent the Fund focuses its investments in a limited number of issuers it will be more susceptible to the risks associated with those issuers.

ENERGY SECTOR CONCENTRATION RISK – The risk that energy sector commodities that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

INVESTMENTS IN EXCHANGE-TRADED FUNDS ("ETFS") Risk – ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Further, in part because of these additional expenses, the performance of an ETF may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the ETF. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, because shares of an ETF are traded at market prices, the market price may vary from the net asset value of its underlying investments.

STRUCTURED NOTE RISK – The Fund intends to invest in commodity-linked structured notes to a significant extent. A highly liquid secondary market may not exist for the commodity-linked structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the commodity-linked structured notes it holds at an acceptable price or accurately value them.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. The Commodities Strategy Fund seeks to track its benchmark over time, but is subject to the effects of mathematical compounding. Tracking error risk may cause the Fund's performance to be less than you expect.

PROSPECTUS

COMMODITIES STRATEGY FUND (FORMERLY, COMMODITIES FUND)

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Commodities Strategy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 7.51%
(quarter ended June 30, 2006) and the
lowest return for a quarter was -17.62%
(quarter ended September 30, 2006).

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2006)1

	COMMODITIES STRATEGY FUND	S&P GSCITM COMMODITIES INDEX[2]
PAST ONE YEAR	-17.87%	-15.08%
SINCE INCEPTION (09/30/05)	-22.39%	-20.28%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P GSCITM Commodities Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
CONTRACTUAL FEE WAIVER*	(0.21)%
TOTAL ANNUAL FUND OPERATING EXPENSES**	1.29%

* Effective May 1, 2006, the Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2008, except with the approval of the Board of Trustees. There is no guarantee that the contractual fee waiver will continue beyond May 1, 2008.

** The Total Annual Fund Operating Expenses have been adjusted to reflect the Contractual Fee Waiver implemented by the Advisor effective May 1, 2006 as discussed above. Because the Contractual Fee Waiver was not in place for the Commodities Strategy Fund's full previous fiscal year, the Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2006 amounted to 1.31%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Commodities Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$135	$421	$728	$1,600

HEDGED EQUITY FUND

FUND INFORMATION

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.

LONG/SHORT VALUE – Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value and market neutral capitalization.

LONG/SHORT GROWTH – Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth and market neutral capitalization.

LONG/SHORT MOMENTUM – Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum and market neutral capitalization.

COVERED CALL WRITING – Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity and covered call options.

Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in long or short positions in U.S. and foreign equity securities of any capitalization range, or derivatives thereof, including futures, options and swap agreements. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Investments Fund, the Hedged Equity Fund is subject to a number of other risks that may affect the value of its shares, including:

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

FIXED INCOME RISK – The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

PROSPECTUS

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

HEDGED EQUITY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Hedged Equity Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 4.52%
(quarter ended March 31, 2006) and the
lowest return for a quarter was -0.65%
(quarter ended June 30, 2006).

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2006)1

	HEDGED EQUITY FUND	DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX[2]
PAST ONE YEAR	8.20%	8.26%
SINCE INCEPTION (11/29/05)	8.44%	8.69%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Dow Jones Hedge Fund Equity Long/Short Index is an unmanaged index that reflects the performance of a portfolio that seeks to produce risk and return characteristics similar to that produced by the equity long/short strategy commonly employed by hedge funds. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	1.15%
DISTRIBUTION (12b-1) FEES	NONE
TOTAL OTHER EXPENSES	0.78%
OTHER EXPENSES*	NONE
SHORT DIVIDEND EXPENSES	0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.93%

* The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.15%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Hedged Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$203	$626	$1,075	$2,320

PROSPECTUS

ASSET ALLOCATION FUNDS

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

ESSENTIAL PORTFOLIO MODERATE FUND

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Asset Allocation Fund is a "fund of funds," which means that each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. The Asset Allocation Funds charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses. The investment objective of each Asset Allocation Fund is non-fundamental and may be changed without shareholder approval.

In managing the Asset Allocation Funds, the Advisor uses many of the tenets of Essential Portfolio Theory ("EPT"), an investment theory developed by Rydex Investments. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today's financial markets.

Each Asset Allocation Fund seeks to achieve its investment objective by investing in underlying funds that in turn, invest in equity, fixed-income, money market instruments and alternative asset classes, such as real estate and commodities, and alternative investment strategies, such as absolute return, leveraged and sector-based strategies (alternative asset classes and alternative investment strategies are collectively referred to as "alternative investments"). Typically, the greater the equity allocation, the greater the risk of an Asset Allocation Fund and the increased likelihood that the Asset Allocation Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The Asset Allocation Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Asset Allocation Funds, you should consider your personal investment objective, your tolerance for risk, your financial circumstances, and the length of time until you need your money.

The following table indicates each Asset Allocation Fund's typical target allocation and risk, which is how each Asset Allocation Fund's investments will be generally allocated among the major asset classes over the long term. It is possible that each Asset Allocation Fund's target allocation may differ from these ranges, depending on market conditions or other factors.

FUND	TARGET RISK	TARGET ALLOCATION RANGE
ESSENTIAL PORTFOLIO CONSERVATIVE FUND	LOW
EQUITY (DOMESTIC EQUITY, DOMESTIC EQUITY-STYLE AND INTERNATIONAL EQUITY)		20-50%
FIXED-INCOME/MONEY MARKET		20-60%
ALTERNATIVE INVESTMENTS		0-30%
ESSENTIAL PORTFOLIO MODERATE FUND	MEDIUM
EQUITY (DOMESTIC EQUITY, DOMESTIC EQUITY-STYLE AND INTERNATIONAL EQUITY)		30-70%
FIXED-INCOME/MONEY MARKET		5-25%
ALTERNATIVE INVESTMENTS		0-35%
ESSENTIAL PORTFOLIO AGGRESSIVE FUND	HIGH
EQUITY (DOMESTIC EQUITY, DOMESTIC EQUITY-STYLE AND INTERNATIONAL EQUITY)		40-80%
FIXED-INCOME/MONEY MARKET		0-15%
ALTERNATIVE INVESTMENTS		0-40%

You may request an underlying fund's prospectus or statement of additional information by calling Rydex Client Services at 800.820.0888 or 301.296.5406, or visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

PRINCIPAL RISKS

FUND OF FUNDS RISK – The value of your investment in an Asset Allocation Fund is based on the net asset value ("NAV") of the underlying funds and, in turn, the securities that the underlying funds hold. The Asset Allocation Funds are subject to the risk that one or more underlying funds will not perform as expected or will underperform other similar funds or that the combination of underlying funds selected by the Asset Allocation Funds' Advisor will not perform as expected. In addition, each Asset Allocation Fund will be exposed to all of the risks of an investment in the underlying funds, as set forth below.

Each Asset Allocation Fund will also indirectly bear a proportionate share of the total underlying fund operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of the underlying funds in which the Asset Allocation Funds invest.

Because the Advisor will receive fees from the underlying funds, the Advisor has a financial incentive to invest the assets of the Funds in underlying funds with higher fees, despite the investment interests of the Asset Allocation Funds. The Advisor is legally obligated to disregard that incentive in selecting shares of the underlying funds. In addition, Asset Allocation Fund investors may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from an Asset Allocation Fund's transactions in shares of the underlying funds.

ACTIVE TRADING/PORTFOLIO TURNOVER RISK – The Asset Allocation Funds may invest in underlying funds whereby a significant portion of the underlying funds' assets come from investors who take part in certain strategic and tactical asset allocation programs. The underlying funds anticipate that investors who take part in these programs may frequently redeem or exchange shares, which may cause the underlying funds to experience high portfolio turnover. Higher portfolio turnover may result in the underlying funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the underlying funds may negatively impact the underlying funds', and thus the Asset Allocation Funds', ability to achieve their respective investment objectives.

COMMODITY RISK – Each Asset Allocation Fund may invest in the Commodities Strategy Fund. The Commodities Strategy Fund's exposure to the commodities markets may subject the Commodities Strategy Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

COUNTERPARTY CREDIT RISK – Each of the Asset Allocation Funds may invest in the Commodities Strategy Fund. The Commodities Strategy Fund may invest in commodity-linked derivative instruments. Commodity-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the fund, this default will cause the value of a Fund's investment in the Commodities Strategy Fund to decrease.

DEPOSITARY RECEIPT RISK – The underlying funds may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in an underlying fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the underlying fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK – An underlying fund's use of derivatives such as futures, options and swap agreements to pursue its investment objective may expose the Asset Allocation Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Asset Allocation Funds to experience higher losses than by investing in underlying funds that do not use derivatives.

EARLY CLOSING RISK – The underlying funds and the Asset Allocation Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the underlying funds' or the Asset Allocation Funds' inability to sell or buy securities on that day. If an exchange closes early on a day when an underlying fund or Asset Allocation Fund needs to execute a high volume of securities trades late in a trading day, the underlying funds or the Asset Allocation Funds might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK – The Asset Allocation Funds may invest in the Commodities Strategy Fund. The Commodities Strategy Fund is subject to the risk that energy sector commodities that the Commodities Strategy Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Commodities Strategy Fund's investments are concentrated in the same economic sector, the Commodities Strategy Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK – An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of an underlying fund and, in turn, the value of an Asset Allocation Fund, to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN CURRENCY RISK – The Asset Allocation Funds may invest in underlying funds that hold securities denominated in foreign currency. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of an underlying fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the underlying funds do not plan to hedge against the risk of currency exchange rate fluctuations.

FOREIGN SECURITIES RISK – An underlying fund's investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

GEOGRAPHIC CONCENTRATION IN JAPAN – Each of the Asset Allocation Funds may invest in the Japan 1.25x Strategy Fund. Targeting Japan could hurt the Japan 1.25x Strategy Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Japan 1.25x Strategy Fund may be more volatile than a more geographically diversified equity fund.

INVESTMENTS IN EXCHANGE-TRADED FUNDS ("ETFs") RISK – As an alternative to investing in an underlying fund, each Asset Allocation Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When an Asset Allocation Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The costs associated with ETFs may be different than investing in the underlying funds. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

PROSPECTUS

INVESTMENT STYLE RISK – Certain of the underlying funds that the Asset Allocation Funds invest in are subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the underlying fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

LEVERAGING RISK – The Asset Allocation Funds may invest in underlying funds that invest in leveraged instruments. The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK – Due to market conditions, the value of an underlying fund's investments, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in an Asset Allocation Fund to decrease.

NON-DIVERSIFICATION RISK – Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

PORTFOLIO TURNOVER RISK – Due to their investment strategies, the underlying funds may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs. As a result, portfolio turnover may have a negative effect on the underlying funds' performance and the value of the Funds' investment in such underlying funds.

REAL ESTATE SECTOR CONCENTRATION RISK – Each Asset Allocation Fund may invest in the Real Estate Fund. Real estate sector concentration risk is the risk that the securities of companies that are involved in the real estate industry including real estate trusts ("REITs") (collectively, "Real Estate Companies") that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Real Estate Fund's investments are concentrated in Real Estate Companies, the Real Estate Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Real Estate Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Real Estate Fund's investments in REITs.

SHORT SALES RISK – Each Asset Allocation Fund may engage in short sales. Further, each Asset Allocation Fund may invest in the Absolute Return Strategies Fund and the Hedged Equity Fund, which may engage in short sales and thus will indirectly subject the Asset Allocation Funds to risks of short sales. Short sales are transactions in which a fund sells a security it does not own. If the security the underlying fund sold short goes down in price between the time the underlying fund sells the security and closes its short position, the underlying fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The underlying fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the underlying funds and, correspondingly, an Asset Allocation Fund. To the extent an Asset Allocation Fund directly engages in short sales through short sales of ETF shares, the above discussed risks associated with the underlying funds would be directly borne by the Asset Allocation Fund.

SMALL AND MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of small and medium-capitalizations may have more price volatility, greater spreads below their bid and asked prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization issuers often have limited product lines, markets, or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

STRUCTURED NOTE RISK – The Asset Allocation Funds may invest in the Commodities Strategy Fund. The Commodities Strategy Fund intends to invest in commodity-linked structured notes to a significant extent. A highly liquid secondary market may not exist for the commodity-linked structured notes the Commodities Strategy Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Commodities Strategy Fund to sell the commodity-linked structured notes it holds at an acceptable price or accurately value them.

SWAP COUNTERPARTY CREDIT RISK – The underlying funds and, thus, the Asset Allocation Funds are subject to credit risk on the amount underlying funds expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to an underlying fund, this default will cause the value of your investment in an Asset Allocation Fund to decrease.

TRACKING ERROR RISK – The underlying funds' Advisor may not be able to cause an underlying fund's performance to match that of its benchmark, either on a daily or aggregate basis. In addition, mathematical compounding may prevent an underlying fund that invests in leveraged instruments, such as futures contracts and options on securities, as its primary investment strategy from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error at the underlying fund level may cause an Asset Allocation Fund's performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the underlying funds may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the underlying funds price their shares may limit the underlying funds' ability to use leverage and may prevent the underlying funds and, thus, the Asset Allocation Funds from achieving their respective investment objectives.

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.

The Fund may be appropriate for investors who:

• Have a low risk tolerance

• Primarily seek preservation of capital from their investment

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Asset Allocation Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice:

• Domestic Equity and Domestic Equity-Style Funds: Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

• Fixed-Income Fund and Money Market Fund: Government Long Bond 1.2x Strategy and U.S. Government Money Market Funds

• International Equity Funds: Europe 1.25x Strategy and Japan 1.25x Strategy Funds

• Alternative Investments Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Strategy Funds

The Fund may also invest in ETFs to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Asset Allocation Fund, the Essential Portfolio Conservative Fund, and the U.S. Government Money Market Fund in which the Fund invests, are subject to the following risk that may affect the value of the Fund's shares:

STABLE PRICE PER SHARE RISK – The Fund normally invests a portion of its assets in the U.S. Government Money Market Fund. The U.S. Government Money Market Fund's assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of $1.00 per share. Although the U.S. Government Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible for an investment in the underlying fund to lose money. The underlying fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

PROSPECTUS

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Essential Portfolio Conservative Fund commenced operations on October 27, 2006. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares of the Fund. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	NONE
DISTRIBUTION (12B-1) FEES	NONE
TOTAL OTHER EXPENSES[1]	1.44%
OTHER EXPENSES[2]	NONE
ACQUIRED FUND FEES AND EXPENSES[3]	1.44%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.44%

1 "Total Other Expenses," "Other Expenses," and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.

2 The Advisor has contractually agreed to pay all other expenses of the Fund, excluding acquired fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

3 As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are estimated for the current year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Essential Portfolio Conservative Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ESSENTIAL PORTFOLIO CONSERVATIVE FUND	1 YEAR	3 YEARS
	$151	$470

ESSENTIAL PORTFOLIO MODERATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.

The Fund may be appropriate for investors who:

• Have a moderate risk tolerance

• Primarily seek growth from their investment

• Are willing to assume some short-term price fluctuations in exchange for potentially higher returns over time

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice:

• Domestic Equity and Domestic Equity-Style Funds: Russell 2000® 2x Strategy, Large-Cap Growth, Large-Cap Value, Mid-Cap 1.5x Strategy, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, OTC, Nova, Russell 2000® 1.5x Strategy, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

• Fixed-Income Fund: Government Long Bond 1.2x Strategy Fund

• International Equity Funds: Europe 1.25x Strategy and Japan 1.25x Strategy Funds

• Alternative Investments Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Strategy Funds

The Fund may also invest in ETFs to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Asset Allocation Fund, the Essential Portfolio Moderate Fund, and the underlying funds in which the Fund invests, are subject to a number of other risks that may affect the value of the Fund's shares, including:

MARKET SEGMENT RISK – The Essential Portfolio Moderate Fund is subject to the risk that an underlying fund's investment in small, medium-or large-capitalization stocks, as applicable, may underperform other segments of the equity market or the equity market as a whole.

PROSPECTUS

ESSENTIAL PORTFOLIO MODERATE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Essential Portfolio Moderate Fund commenced operations on October 27, 2006. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares of the Fund. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	NONE
DISTRIBUTION (12b-1) FEES	NONE
TOTAL OTHER EXPENSES[1]	1.53%
OTHER EXPENSES[2]	NONE
ACQUIRED FUND FEES AND EXPENSES[3]	1.53%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.53%

1 "Total Other Expenses," "Other Expenses," and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.

2 The Advisor has contractually agreed to pay all other expenses of the Fund, excluding acquired fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

3 As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are estimated for the current year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Essential Portfolio Moderate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ESSENTIAL PORTFOLIO MODERATE FUND	1 YEAR	3 YEARS
	$161	$498

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Aggressive Fund's objective is to primarily seek growth of capital.

The Fund may be appropriate for investors who:

• Have an aggressive risk tolerance

• Primarily seek growth from their investment

• Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice:

• Domestic Equity and Domestic Equity-Style Funds: OTC 2x Strategy, Russell 2000® 2x Strategy, S&P 500 2x Strategy, Large-Cap Growth, Large-Cap Value, Mid-Cap 1.5x Strategy, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, Russell 2000® 1.5x Strategy, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

• Fixed-Income Fund: Government Long Bond 1.2x Strategy Fund

• International Equity Funds: Europe 1.25x Strategy and Japan 1.25x Strategy Funds

• Alternative Investments Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Strategy Funds

The Fund may also invest in ETFs to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Asset Allocation Fund, the Essential Portfolio Aggressive Fund, and the underlying funds in which the Fund invests, are subject to a number of other risks that may affect the value of the Fund's shares, including:

MARKET SEGMENT RISK – The Essential Portfolio Aggressive Fund is subject to the risk that an underlying fund's investment in small, medium-or large-capitalization stocks, or the over-the-counter market, as applicable, may underperform other segments of the equity market or the equity market as a whole.

PROSPECTUS

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Essential Portfolio Aggressive Fund commenced operations on October 27, 2006. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares of the Fund. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	NONE
DISTRIBUTION (12b-1) FEES	NONE
TOTAL OTHER EXPENSES[1]	1.58%
OTHER EXPENSES[2]	NONE
ACQUIRED FUND FEES AND EXPENSES[3]	1.58%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

1 "Total Other Expenses," "Other Expenses," and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.

2 The Advisor has contractually agreed to pay all other expenses of the Fund, excluding acquired fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

3 As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are estimated for the current year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Essential Portfolio Aggressive Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ESSENTIAL PORTFOLIO AGGRESSIVE FUND	1 YEAR	3 YEARS
	$166	$515

RYDEX MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

INTEREST RATE RISK – Interest rate risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK – The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

PROSPECTUS

U.S. GOVERNMENT MONEY MARKET FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 1.36%
(quarter ended December 31, 2000) and the
lowest return for a quarter was 0.00%
(quarter ended March 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2006)1

	U.S. GOVERNMENT MONEY MARKET FUND	90 DAY TREASURY COMPOSITE INDEX [2]
PAST ONE YEAR	3.82%	4.87%
PAST FIVE YEARS	1.30%	2.42%
SINCE INCEPTION (05/07/97)	2.43%	3.76%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.

Yield – Call 800.820.0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.69%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.19%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$125	$389	$673	$1,483

MORE INFORMATION ABOUT THE FUNDS:
INVESTMENTS AND RISKS

BENCHMARK INFORMATION

The Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and the Sector Rotation Fund), Fixed Income Funds and Commodities Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
INVERSE OTC STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ 100 INDEX®

INVERSE RUSSELL 2000® STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

INVERSE S&P 500 STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500 INDEX

NOVA FUND	150% OF THE PERFORMANCE OF THE S&P 500 INDEX

OTC FUND	NASDAQ 100 INDEX®

RUSSELL 2000® 1.5x STRATEGY FUND	RUSSELL 2000® INDEX (THE FUND SEEKS EXPOSURE TO 150% OF THE PERFORMANCE OF ITS BENCHMARK)

GOVERNMENT LONG BOND 1.2x STRATEGY FUND	120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND

INVERSE GOVERNMENT LONG BOND STRATEGY FUND	INVERSE (OPPOSITE) OF THE LONG TREASURY BOND

COMMODITIES STRATEGY FUND	S&P GSCITM COMMODITIES INDEX (FORMERLY, the GSCI® TOTAL RETURN INDEX)

A BRIEF GUIDE TO THE BENCHMARKS.

S&P GSCITM COMMODITIES INDEX. The S&P GSCITM Commodities Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCITM Commodities Index is significantly different than the return from buying physical commodities.

LEHMAN BROTHERS LONG TREASURY BOND INDEX. The Lehman Brothers Long Treasury Bond Index is the current benchmark for the U.S. Treasury Bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

NASDAQ 100 INDEX®. The Nasdaq 100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). As of December 29, 2006, the Nasdaq 100 Index® included companies with a capitalization range of $3.5 billion to $291.9 billion.

RUSSELL 2000® INDEX. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 11% of the Russell 3000® total market capitalization. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. invest able equity market. As of December 29, 2006, the Russell 2000® Index included companies with a capitalization range of $39 million to $3.1 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis. As of December 29, 2006, the S&P 500 Index included companies with a capitalization range of $1.4 billion to $439 billion.

PROSPECTUS

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Multi-Cap Core Equity Fund, Sector Rotation Fund, and Asset Allocation Funds, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY (EXCEPT FOR THE MULTI-CAP CORE EQUITY FUND AND SECTOR ROTATION FUND), FIXED INCOME AND COMMODITIES STRATEGY FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — the Nova Fund, Russell 2000® 1.5x Strategy Fund and Government Long Bond 1.2x Strategy Fund — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse OTC Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

MULTI-CAP CORE EQUITY FUND. The Advisor manages the Fund using quantitative investment strategies. This quantitative investment approach relies on financial models and computer databases to assist in the allocation of assets and selection of securities. The Fund's investments are allocated into "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap, mid-cap and small-cap segments of the market. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2,000 companies to represent the small-cap segment. The Advisor generally allocates the Fund's investments equally among the size segments and rebalances periodically using a quantitative methodology designed to maintain its target allocations.

In selecting Fund investments, the Advisor considers a universe of approximately 3,000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor uses a quantitative investment approach to select securities using a set of factors ("the Model") that it believes are indicative of future returns. These include value and growth factors such as relative price-to-book ratios and free-cash flow growth measures, respectively. The factors are intended to complement each other and to generate more consistent positive returns. The Advisor believes that each factor offers a unique perspective that when combined with the other factors considered offers insight into security selection that is greater than any one singular view. Securities are evaluated within each of the three size segments and compared to their appropriate peers in order to mitigate bias in the investment process. When constructing the portfolio, the Advisor considers the security's relative attractiveness according to the Model, its relative contribution to the portfolio's risk, and its ability to reduce or hedge unwanted risks.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 U.S. traded securities are eligible for purchase from the industry buy list consisting of common stock and ADRs. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of momentum in the top performing industries or sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

ABSOLUTE RETURN STRATEGIES AND HEDGED EQUITY FUNDS. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is commonly referred to as market risk. To better understand this concept, the Advisor offers an expanded definition: Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. In this context, the Advisor considers exposure to both directional positions (e.g., equities and fixed income) and non-directional positions (e.g., value and corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them, in aggregate, and the investment returns provided by the exposure have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Absolute Return Strategies Fund and Hedged Equity Fund employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

Directional and Non-Directional Positions

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market, e.g., the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Absolute Return Strategies Fund and Hedged Equity Fund will predominately have a long exposure to directional positions. There may be times that the Absolute Return Strategies Fund and Hedged Equity Fund will have a short exposure to directional positions. The Absolute Return Strategies Fund and Hedged Equity Fund use some, or all, of the following directional positions:

• An Equities position involves investment in a basket of stocks or index futures.

• A Fixed Income position involves investment in a basket of U.S. Government securities or bond futures.

• A Commodities position involves investment in commodity indices.

• A Currencies position involves investment in a basket of foreign currencies such as, but not limited to, the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc.

• A Covered Call Options position involves investment in written call options on underlying securities which a Fund already owns.

• A Long Options position involves investment in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Absolute Return Strategies Fund and Hedged Equity Fund will predominately have a long exposure to non-directional positions. There may be times that the Absolute Return Strategies Fund and Hedged Equity Fund will have short exposure to non-directional positions. The Absolute Return Strategies Fund and Hedged Equity Fund use some, or all, of the following non-directional position:

• A Market Neutral Value position involves investment in a basket of stocks that exhibit traditional value characteristics and sells short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Growth position involves investment in a basket of stocks that exhibit traditional growth characteristics and sells short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Momentum position involves investment in a basket of stocks that exhibit strong price momentum and sells short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

PROSPECTUS

• A Market Neutral Capitalization position involves investment in a basket of small-capitalization stocks and sells short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Merger Arbitrage Spreads position involves investment in a basket of stocks that are being acquired and sells short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Duration Neutral Term Spreads position involves investment in long 10-year U.S. government securities and sells short 2-year U.S. government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

• A Duration Neutral Default Spreads position involves investment in a basket of corporate bonds and sells short U.S. government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

ASSET ALLOCATION FUNDS. Essential Portfolio Theory, or EPT, attempts to maximize returns for a targeted level of risk by investing each Fund's assets in underlying funds comprised of equities, fixed income/money market securities, or alternative investments, such as commodities and real estate, and alternative investment strategies such as absolute return, leveraged, and sector-based strategies.

In seeking to achieve the goal of maximizing returns for each Fund's target risk, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund's asset allocations.

The Asset Allocation Funds seek to integrate many of the control tenets of Essential Portfolio Theory, which include:

• Taking advantage of true diversification: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products – all of which may help investors achieve a truly diversified portfolio that may reduce risk.

• Combining leverage with diversification to achieve a targeted risk/return objective: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

• Offsetting the constraints of long-only portfolios: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio – inverse funds, and underlying funds that use options or futures – investors can potentially reduce market risks and create and absolute return strategy.

• Moving away from cap-weighting: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

• Incorporating current and forward-looking data: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations to optimize returns.

• Implementing multifactor strategies: When estimating an asset's expanded return, consider a variety of factors, such as growth, value, size and momentum.

• Employing rules-based rebalancing: Use rules- or risk-based rebalancing – putting parameters in place based on portfolio weightings – rather than rebalancing solely upon a preset, calendar based schedule – which may help avoid the risk of overconcentration of an asset class in a volatile market.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

ACTIVE TRADING RISK (All Funds except for the Multi-Cap Core Equity Fund, Sector Rotation Fund, Alternative Investments Funds and Asset Allocation Funds) – A significant portion of the Funds' assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. High portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact the Funds' ability to achieve their respective investment objectives. In certain circumstances, the Funds' expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK (Commodities Strategy Fund and Asset Allocation Funds) – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES – The Commodities Strategy Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCITM. These are, "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

The values of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

CONFLICTS OF INTEREST RISK (Asset Allocation Funds) – In managing the Asset Allocation Funds, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Funds are also Trustees and officers of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Funds and the underlying funds.

COUNTERPARTY CREDIT RISK (Domestic Equity Funds, Fixed Income Funds, Alternative Investments Funds and Asset Allocation Funds) – The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund, structured notes. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Funds may enter into swap agreements with a limited number of counterparties, which may increase the Funds' exposure to counterparty credit risk.

CREDIT DEFAULT SWAP RISK (Absolute Return Strategies Fund) – A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. A Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Funds invested directly in the underlying reference obligations. For example, a credit default swap may increase a Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit defaults swaps may be difficult to value depending on whether an active market exists for the credit default swaps in which the Funds invest.

DEPOSITARY RECEIPT RISK (All Funds except for the Fixed Income Funds, Commodities Strategy Fund and U.S. Government Money Market Fund) – The Funds and the underlying funds may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in a Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's or the underlying fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Foreign securities

PROSPECTUS

markets also generally have less trading volume and less liquidity than U.S. securities markets. Investments in the underlying foreign securities also involve political and economic risks as discussed under "Foreign Securities Risk" below.

EARLY CLOSING RISK (All Funds except for the U.S. Government Money Market Fund) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund's inability to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FIXED INCOME RISK (Fixed Income Funds, Absolute Return Strategies Fund, Hedged Equity Fund and Asset Allocation Funds) – The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decrease.

FOREIGN CURRENCY RISK (Absolute Return Strategies Fund and Asset Allocation Funds) – The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

• The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

• A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (Domestic Equity Funds, Absolute Return Strategies Fund, Hedged Equity Fund and Asset Allocation Funds) – Investing in securities of foreign companies, or in financial instruments that are linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FUND OF FUNDS RISK (Asset Allocation Funds) – The Funds are subject to fund-of-funds risk. By investing in the underlying funds indirectly through one of the funds, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Funds (including operating costs and management fees), but also expenses of the Funds. Consequently, an investment in a Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Funds intend to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, one underlying fund many buy the same securities that another underlying fund sells. If this happens, an investor in a Fund would indirectly bear the costs of those trades without accomplishing any investment purpose. Also, a Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from a Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because each Fund invests most of its assets in underlying Rydex funds, each Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest. Each underlying fund has risks associated with it as described in this Prospectus under "Common Risk/Return Information," each Fund's other principal risks and in the Funds' Statement of Additional Information.

FUTURES AND OPTIONS RISK (All Funds except for the U.S. Government Money Market Fund) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with the Funds' use of futures and options contracts include:
• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

HIGH YIELD RISK (Absolute Return Strategies Fund) – Below investment grade fixed income securities, or junk bonds, are high-yield, high risk securities and are considered speculative. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities; however, below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

INDUSTRY CONCENTRATION RISK (Inverse OTC Strategy Fund, OTC Fund and Commodities Strategy Fund) – With the exception of the Commodities Strategy Fund none of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the Inverse OTC Strategy and OTC Funds' benchmark — the Nasdaq 100 Index® — is concentrated in technology companies. The Commodities Strategy Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES (Commodities Strategy Fund and Asset Allocation Funds) – The Funds may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance a Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, a Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. In addition, the Funds may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940 (the "Investment Company Act"), and therefore, not subject to the Investment Company Act's regulatory scheme.

MARKET RISK (All Funds except for the U.S. Government Money Market Fund) – The Funds may invest in public and privately issued securities, including common and preferred stocks, bonds, warrants, and rights, as well as financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The value of convertible securities, such as warrants, bonds or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Funds invest will cause the NAV of the Funds to fluctuate. Historically, the markets have moved in cycles, and the value of the Funds' securities and other financial instruments may fluctuate drastically from day to day. Because of their link to the markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (All Funds except for the Asset Allocation Funds and U.S. Government Money Market Fund) – Since each Fund is non-diversified, including the underlying funds in which the Asset Allocation Funds invest, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

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PORTFOLIO TURNOVER RISK (Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Hedged Equity Fund and Asset Allocation Funds) – Each Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs. Portfolio turnover risk may cause the Funds' performance to be less than you expect.

SHORT SALES RISK (Inverse OTC Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Sector Rotation Fund, Inverse Government Long Bond Strategy Fund, Absolute Return Strategies Fund, Hedged Equity Fund and Asset Allocation Funds) – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MID-CAPITALIZATION ISSUER RISK (Inverse OTC Strategy Fund, Inverse Russell 2000® Strategy Fund, Multi-Cap Core Equity Fund, OTC Fund, Russell 2000® 1.5x Strategy Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Hedged Equity Fund and Asset Allocation Funds) – Small and medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange, and may or may not pay dividends.

STRUCTURED NOTE RISK (Commodities Strategy Fund and Asset Allocation Funds) – The Commodities Strategy Fund intends to invest in commodity-linked structured notes. Commodity-linked structured notes provide exposure to the investment returns of "real assets" (i.e., assets that have tangible properties) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. A highly liquid secondary market may not exist for the commodity-linked structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

TAX RISK (Commodities Strategy Fund) – As noted above, the Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of swap contracts and other commodity-linked derivative instruments as qualifying income has been addressed in Rev. Rul. 2006-1 issued December 16, 2005. The Fund will therefore restrict its income from commodity-linked swaps to a maximum of 10 percent of its gross income.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information."

TRACKING ERROR RISK (Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund) Fixed Income Funds, Commodities Strategy Fund and Asset Allocation Funds) – Tracking error risk refers to the risk that the Domestic Equity Funds' (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Fixed Income Funds' and Commodities Strategy Fund's returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. While the Asset Allocation Funds do not seek to track a particular benchmark, they are exposed to the risks of the underlying funds in which they invest, many of which are subject to tracking error risk.

TRADING HALT RISK (All Funds except for the U.S. Government Money Market Fund) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invoke the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and Sector Roation Fund), Fixed Income Funds and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Multi Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund and Asset Allocation Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of these Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold exclusively through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to prevent frequent trading of the Funds will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention.

PROSPECTUS

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. Each Fund's NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund, except for the Asset Allocation Funds, generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. Each Asset Allocation Fund generally values shares of the underlying funds at their NAV and other investments at market prices. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and Government Long Bond 1.2x Strategy Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2006, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
INVERSE OTC STRATEGY FUND	0.90%
INVERSE RUSSELL 2000® STRATEGY FUND	0.90%
INVERSE S&P 500 STRATEGY FUND	0.90%
MULTI-CAP CORE EQUITY FUND*	0.50%
NOVA FUND	0.75%
OTC FUND	0.75%
RUSSELL 2000® 1.5x STRATEGY FUND	0.90%
SECTOR ROTATION FUND	0.90%
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	0.90%
ABSOLUTE RETURN STRATEGIES FUND	1.15%
COMMODITIES STRATEGY FUND**	0.75%
HEDGED EQUITY FUND	1.15%
U.S. GOVERNMENT MONEY MARKET FUND	0.50%

*Represents the base management fee that is subject to a performance adjustment so that base fee can increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000® Index (the "Index"). The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. Equity market. The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning November 30, 2006. The 12-month comparison period will roll over with each succeeding month, so that it will always equal 12 months, ending with the month for which the performance adjustment is being computed. For every 0.0375% of difference between the performance of the Fund and the performance of the Index, the Advisor's fee will be adjusted upwards or downwards by 0.01%. The maximum annualized performance adjustment is +/- 0.20%.

**Effective May 1, 2006, Rydex contractually agreed to continue to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2008, except with the approval of the Board of Trustees. There is no guarantee that the contractual fee waiver will continue beyond May 1, 2008.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund, Hedged Equity Fund and Asset Allocation Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2006 to December 31, 2006.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

James R. King, CFA, Director of Portfolio Management – Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and

PROSPECTUS

was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Michael J. Dellapa, CFA, Director of Investment Research – Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which except the Russell 2000® 1.5x Strategy Fund are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Mr. Dellapa oversees the creation of the processes used to select investments. Mr. King oversees the day-to-day management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the day-to-day management of the Rydex Funds and reviews the activities of Messrs. King and Dellapa.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2006 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income†	Net Realized and Unrealized Gains on Securities	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase in Net Asset Value
Absolute Return Strategies Fund
December 31, 2006	$25.20	$.80	$.87	$1.67	$(.30)	$(.37)	$(.67)	$1.00
December 31, 2005*	25.00	.05	.15	.20	—	—	—	.20
Hedged Equity Fund
December 31, 2006	25.21	.84	1.23	2.07	(.33)	(.61)	(.94)	1.13
December 31, 2005*	25.00	.04	.20	.24	(.03)	—	(.03)	.21

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses		Net Expenses		Operating Expenses††		Net Investment Income		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Absolute Return Strategies Fund
December 31, 2006	$26.20	6.64%	1.70%		1.70%		1.16%		3.08%		309%	$22,557
December 31, 2005*	25.20	0.80%	1.45	%**	1.45	%**	1.20	%**	2.28	%**	19%	3,323
Hedged Equity Fund
December 31, 2006	26.34	8.20%	1.93%		1.93%		1.15%		3.21%		360%	13,337
December 31, 2005*	25.21	0.94%	1.96	%**	1.96	%**	1.19	%**	1.62	%**	10%	3,376

  *  Since the commencement of operations: November 29, 2005.

  **  Annualized.

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude short dividends expense.

PROSPECTUS

FINANCIAL HIGHLIGHTS

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income†	Net Realized and Unrealized Losses on Securities	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Essential Portfolio Conservative Fund
December 31, 2006*	$25.00	$.45	$(.02)	$.43	$(.33)	$(.01)	$(.34)
Essential Portfolio Moderate Fund
December 31, 2006*	25.00	1.35	(.61)	.74	(.72)	(.01)	(.73)
Essential Portfolio Aggressive Fund
December 31, 2006*	25.00	1.85	(1.10)	.75	(1.24)	(.03)	(1.27)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses††	Net Investment Income**	Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Essential Portfolio Conservative Fund
December 31, 2006*	$.09	$25.09	1.71%	—	9.77%	18%	$432
Essential Portfolio Moderate Fund
December 31, 2006*	.01	25.01	2.98%	—	28.35%	20%	3,508
Essential Portfolio Aggressive Fund
December 31, 2006*	(.52)	24.48	3.02%	—	39.87%	34%	542

  *  Since the commencement of operations: October 27, 2006.

  **  Income ratios for the year ended December 31, 2006 were calculated for an abbreviated time frame and are not indicative of future class performance, and are annualized.

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Does not include expenses of the underlying funds in which the Funds invest. The annualized weighted average expense ratios of the underlying funds in which the Essential Portfolio Conservative Fund, the Essential Portfolio Moderate Fund, and the Essential Portfolio Aggressive Fund invest are 1.44%, 1.53%, and 1.58%, respectively.

FINANCIAL HIGHLIGHTS

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2006	$8.56	$.11	$1.54	$1.65	$(.12)	$—	$—	$(.12)
December 31, 2005	8.26	.05	.28	.33	(.03)	—	—	(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
December 31, 2002	8.67	(.01)	(3.07)	(3.08)	(.41)	—	—	(.41)
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2006	5.15	.17	(.56)	(.39)	(.37)	—	—	(.37)
December 31, 2005	5.19	.08	(.12)	(.04)	—	—	—	—
December 31, 2004	5.77	(.02)	(.56)	(.58)	—	—	—	—
December 31, 2003	7.57	(.04)	(1.76)	(1.80)	—	—	—	—
December 31, 2002	6.29	(.02)	1.38	1.36	(.08)	—	—	(.08)
OTC Fund
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
December 31, 2002	14.80	(.17)	(5.58)	(5.75)	—	—	—	—
Inverse OTC Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2006	21.51	.74	(1.07)	(.33)	(1.39)	—	—	(1.39)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)
December 31, 2002	29.48	(.19)	10.22	10.03	(.47)	—	—	(.47)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate*	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2006	$1.53	$10.09	19.27%	1.48%	1.18%	211%	$134,477
December 31, 2005	.30	8.56	3.97%	1.53%	0.60%	381%	132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	0.09%	729%	81,816
December 31, 2002	(3.49)	5.18	(35.72)%	1.72%	(0.14)%	570%	34,017
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2006	(.76)	4.39	(7.50)%	1.63%	3.29%	—	19,025
December 31, 2005	(.04)	5.15	(0.77)%	1.70%	1.46%	—	32,505
December 31, 2004	(.58)	5.19	(10.05)%	1.62%	(0.28)%	—	19,076
December 31, 2003	(1.80)	5.77	(23.78)%	1.67%	(0.59)%	—	17,822
December 31, 2002	1.28	7.57	21.64%	1.79%	(0.24)%	—	36,195
OTC Fund
December 31, 2006	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836
December 31, 2002	(5.75)	9.05	(38.85)%	1.74%	(1.58)%	183%	77,635
Inverse OTC Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2006	(1.72)	19.79	(1.40)%	1.64%	3.35%	—	23,929
December 31, 2005	.27	21.51	1.27%	1.63%	1.49%	—	19,648
December 31, 2004	(2.85)	21.24	(11.83)%	1.64%	(0.35)%	—	23,928
December 31, 2003	(14.95)	24.09	(37.37)%	1.68%	(0.73)%	—	34,563
December 31, 2002	9.56	39.04	33.85%	1.77%	(0.49)%	—	24,229

  *  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00378.

PROSPECTUS

FINANCIAL HIGHLIGHTS

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2006	$34.14	$.19	$6.93	$7.12	$(.12)	$—	$(.12)	$7.00
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64
December 31, 2002	31.91	(.17)	(11.08)	(11.25)	—	(.55)	(.55)	(11.80)
Inverse Russell 2000® Strategy Fund (Formerly, Inverse Russell 2000® Fund)
December 31, 2006	40.60	1.30	(6.16)	(4.86)	(1.13)	—	(1.13)	(5.99)
December 31, 2005	42.83	.65	(1.98)	(1.33)	(.90)	—	(.90)	(2.23)
December 31, 2004*	50.00	(.10)	(7.07)	(7.17)	—	—	—	(7.17)
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2006	12.38	.42	(.82)	(.40)	(.42)	—	(.42)	(.82)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)
December 31, 2002	11.44	.44	1.64	2.08	(.44)	—	(.44)	1.64
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2006	20.80	.69	.97	1.66	(.91)	—	(.91)	.75
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses	Net Expenses	Operating Expenses††	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2006	$41.14	20.85%	1.64%	1.64%	1.64%	0.49%		380%	$73,112
December 31, 2005	34.14	3.91%	1.63%	1.63%	1.63%	0.04%		404%	38,589
December 31, 2004	33.65	25.20%	1.65%	1.65%	1.65%	(0.32)%		1,171%	112,649
December 31, 2003	29.75	64.28%	1.70%	1.70%	1.70%	(0.66)%		1,135%	122,995
December 31, 2002	20.11	(35.45)%	1.74%	1.74%	1.74%	(0.70)%		1,940%	12,947
Inverse Russell 2000® Strategy Fund (Formerly, Inverse Russell 2000® Fund)
December 31, 2006	34.61	(11.95)%	1.64%	1.64%	1.64%	3.48%		—	12,237
December 31, 2005	40.60	(3.07)%	1.63%	1.63%	1.63%	1.49%		—	11,850
December 31, 2004*	42.83	(14.34)%	1.65%**	1.65%**	1.65%**	(0.29	)%**	—	4,344
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2006	11.56	(3.14)%	1.20%	1.20%	1.20%	3.66%		1,339%	50,420
December 31, 2005	12.38	7.71%	1.18%	1.18%	1.18%	3.30%		1,284%	60,160
December 31, 2004	11.88	8.42%	1.21%	1.21%	1.21%	3.36%		1,318%	48,709
December 31, 2003	11.67	(0.64)%	1.23%	1.23%	1.23%	3.26%		1,272%	65,358
December 31, 2002	13.08	18.62%	1.24%	1.24%	1.24%	3.65%		1,239%	25,190
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2006	21.55	8.11%	5.12%	5.12%	1.63%	3.08%		597%	29,246
December 31, 2005	20.80	(5.24)%	5.11%	5.11%	1.63%	(0.33)%		589%	29,671
December 31, 2004	21.95	(10.67)%	5.02%	5.02%	1.63%	(2.86)%		—	41,098
December 31, 2003*	24.82	(0.72)%	1.69%**	1.69%**	1.69%**	(0.74	)%**	—	22,355

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude interest expense from securities sold short.

FINANCIAL HIGHLIGHTS

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions		Net Increase (Decrease) in Net Asset Value
Multi-Cap Core Equity Fund
December 31, 2006	$25.04	$.08	$3.52	$3.60	$(.01)		$(.03)	$(.04)		$3.56
December 31, 2005*	25.00	.01	.03	.04	—		—	—		0.04
Sector Rotation Fund
December 31, 2006	12.68	(.02)	1.48	1.46	—		(.67)	(.67)		.79
December 31, 2005	11.16	(.02)	1.54	1.52	—		—	—		1.52
December 31, 2004	10.08	(.05)	1.13	1.08	—		—	—		1.08
December 31, 2003	7.76	(.07)	2.39	2.32	—		—	—		2.32
December 31, 2002*	10.00	(.01)	(2.23)	(2.24)	—		—	—		(2.24)
U.S. Government Money Market Fund
December 31, 2006	1.00	.04	—	.04	(.04)		—	(.04)		—
December 31, 2005	1.00	.02	—	.02	(.02)		—	(.02)		—
December 31, 2004	1.00	— §§§	—	—	(—	)§§§	—	(—	)§§§	—
December 31, 2003	1.00	— §§	—	—	(—	)§§	—	(—	)§§	—
December 31, 2002	1.00	— §	—	—	(—	)§	—	(—	)§	—
Commodities Strategy Fund (formerly, Commodities Fund)
December 31, 2006	22.10	.50	(4.45)	(3.95)	—		—	—		(3.95)
December 31, 2005*	25.00	.14	(2.98)	(2.84)	(.06)		—	(.06)		(2.90)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses	Net Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Multi-Cap Core Equity Fund
December 31, 2006	$28.60	14.36%	1.43%	1.43%	0.29%		171%	$8,358
December 31, 2005*	25.04	0.16%	1.67%**	1.67%**	0.33	%**	8%	2,860
Sector Rotation Fund
December 31, 2006	13.47	11.47%	1.64%	1.64%	(0.16)%		353%	87,673
December 31, 2005	12.68	13.62%	1.70%	1.70%	(0.20)%		281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	(0.52)%		333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	(0.78)%		401%	20,594
December 31, 2002*	7.76	(22.40)%	1.69%**	1.69%**	(0.16	)%**	357%	6,669
U.S. Government Money Market Fund
December 31, 2006	1.00	3.82%	1.19%	1.19%	3.78%		—	208,148
December 31, 2005	1.00	2.00%	1.17%	1.17%	1.96%		—	185,365
December 31, 2004	1.00	0.23%	1.19%	1.10%	0.20%		—	167,678
December 31, 2003	1.00	0.01%	1.22%	1.11%	0.01%		—	232,493
December 31, 2002	1.00	0.47%	1.23%	1.23%	0.44%		—	258,953
Commodities Strategy Fund (formerly, Commodities Fund)
December 31, 2006	18.15	(17.87)%	1.50%	1.31%	2.34%		109%	20,269
December 31, 2005*	22.10	(11.34)%	1.64%**	1.64%**	2.41	%**	—	28,187

  *  Since the commencement of operations: May 1, 2002—Sector Rotation Fund; September 30, 2005—Commodities Strategy Fund; November 29, 2005—Multi-Cap Core Equity Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00471.

  §§  Less than $.01 per share. Actual Amount = $.00011.

  §§§  Less than $.01 per share. Actual Amount = $.00199.

PROSPECTUS

INDEX PUBLISHERS INFORMATION

Standard & Poor's Corp., Nasdaq and the Frank Russell Company (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company. The Rydex Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Rydex Funds nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to the accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes. Frank Russell Company's publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

More information about the Index Publishers is located in the SAI.

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2007. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

PROSPECTUS
BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

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